Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

As required by item 402(v) of Regulation S-K, we are providing the following information:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total Compensation for CEO ($)(1)(2)	Compensation Actually Paid to CEO ($)(3)	Average Summary Compensation Table Total Compensation for Other NEOs ($)(1)(2)	Average Compensation Actually Paid to Other NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment based on:		Net Income ($)	Company-Wide Adjusted Operating Income ($)(6)
					Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)
2025	11,374,255	14,499,234	2,844,203	3,607,821	209.48	200.35	653,800,000	1,053,500,000
2024	10,769,964	22,763,473	2,784,507	5,431,476	200.41	168.50	625,400,000	959,200,000
2023	10,008,469	17,893,209	2,722,854	4,497,393	143.15	134.45	622,700,000	855,100,000
2022	7,783,265	(1,944,891)	2,053,323	206,764	87.20	103.08	480,900,000	767,700,000
2021	9,429,546	22,765,163	2,756,991	5,517,160	139.24	127.89	553,000,000	685,900,000
(1)The amounts shown in columns (b) and (d) reflect “Total Compensation” from the Summary Compensation Table (“SCT”) for each year shown. See the SCT and the notes thereto for the compensation elements included in Total Compensation for each year.
(2)For 2025, the CEO was John Stauch and the Other NEOs were Robert Fishman, Executive Vice President and Chief Financial Officer; Jerome Pedretti, Executive Vice President & CEO, Pool; De’Mon Wiggins, Executive Vice President and President, Flow; and Adrian Chiu, Executive Vice President and President, Water Solutions.
For 2024, the CEO was John Stauch and the Other NEOs were Robert Fishman, Executive Vice President, Chief Financial Officer and Chief Accounting Officer; Jerome Pedretti, Executive Vice President & CEO, Pool; De’Mon Wiggins, Executive Vice President and President, Flow; and Karla Robertson, former Executive Vice President, Chief Sustainability Officer, General Counsel and Secretary.
For 2023, the CEO was John Stauch and the Other NEOs were Robert Fishman, Executive Vice President, Chief Financial Officer and Chief Accounting Officer; Tanya Hooper, Executive Vice President and Chief Human Resources Officer; Jerome Pedretti, Executive Vice President & CEO, Pool; and Adrian Chiu, Executive Vice President and President, Water Solutions.
For 2022, the CEO was John Stauch and the Other NEOs were Robert Fishman, Executive Vice President, Chief Financial Officer and Chief Accounting Officer; Karla Robertson, former Executive Vice President, Chief Sustainability Officer, General Counsel and Secretary; Jerome Pedretti, previously Executive Vice President & President, IFT; Steve Pilla, Executive Vice President, Chief Supply Chain Officer and Chief Transformation Officer; and Mario D’Ovidio, former Executive Vice President & President, Consumer Solutions.
For 2021, the CEO was John Stauch and the Other NEOs were Robert Fishman, Executive Vice President, Chief Financial Officer and Chief Accounting Officer; Karla Robertson, former Executive Vice President, Chief Sustainability Officer, General Counsel and Secretary; Jerome Pedretti, previously Executive Vice President & President IFT; and Mario D’Ovidio, former Executive Vice President & President, Consumer Solutions.
(3)To calculate Compensation Actually Paid, adjustments were made to the “Total Compensation” reported in the SCT for the change in pension value and the value of equity awards, as follows:
2025 Adjustments

Adjustments	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	11,374,255	2,844,203
Adjustments for defined benefit and actuarial pension plans(a):	(1,164,571)	—
Less, aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,605,908	—
Plus, service cost	441,337	—
Adjustments for stock and option awards:	4,289,550	763,618
Less, value of “Stock Awards” and “Option Awards” reported in SCT	6,800,005	1,512,512
Plus, year-end fair value of outstanding and unvested equity awards granted in fiscal year 2025	9,287,109	1,891,945
Plus, the difference between the fair value of equity awards from the end of fiscal year 2024 to the end of fiscal year 2025 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	843,163	183,508
Plus, the change in fair value from the end of fiscal year 2024 to the vesting date for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2025	959,283	200,677
Compensation Actually Paid (as calculated) (b) (c)	14,499,234	3,607,821
(a)For 2025, none of the Other NEOs participated in a pension plan.
(b)Compensation actually paid is calculated in accordance with the SEC methodology.
(c)Fair value of equity awards is computed in accordance with ASC 718. Assumptions used in the calculation of these amounts are included in note 13 to our audited financial statements for the year ended December 31, 2025 included in our Annual Report on Form 10-K filed with the SEC on February 24, 2026 and are adjusted for factors such as expected payout on performance share units and expected life for stock options as of the respective measurement dates.
(4)The table shows the cumulative total shareholder returns on our ordinary shares, assuming an investment of $100 on December 31, 2020, and the reinvestment of all dividends since that date to the last fiscal day of each applicable year.
(5)Based on the size and diversity of our businesses as well as our market capitalization, we consider the S&P 500 Industrials Index to be our peer group. The S&P 500 Industrials Index is one of the industry indexes used in our performance graph in our Form 10-K. The peer group TSR shows the cumulative total shareholder returns assuming an investment of $100 on December 31, 2020 and the reinvestment of all dividends since that date to the last fiscal day of each applicable year.
(6)Our company selected metric is company-wide adjusted operating income. Refer to Appendix A for GAAP to Non GAAP Reconciliation.

Company Selected Measure Name	Company-WideAdjusted OperatingIncome($)(6)
Peer Group Issuers, Footnote	The table shows the cumulative total shareholder returns on our ordinary shares, assuming an investment of $100 on December 31, 2020, and the reinvestment of all dividends since that date to the last fiscal day of each applicable year.
(5)Based on the size and diversity of our businesses as well as our market capitalization, we consider the S&P 500 Industrials Index to be our peer group. The S&P 500 Industrials Index is one of the industry indexes used in our performance graph in our Form 10-K. The peer group TSR shows the cumulative total shareholder returns assuming an investment of $100 on December 31, 2020 and the reinvestment of all dividends since that date to the last fiscal day of each applicable year.

PEO Total Compensation Amount	$ 11,374,255	$ 10,769,964	$ 10,008,469	$ 7,783,265	$ 9,429,546
PEO Actually Paid Compensation Amount	14,499,234	22,763,473	17,893,209	(1,944,891)	22,765,163
Non-PEO NEO Average Total Compensation Amount	2,844,203	2,784,507	2,722,854	2,053,323	2,756,991
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,607,821	5,431,476	4,497,393	206,764	5,517,160
Compensation Actually Paid vs. Total Shareholder Return
CAP Versus TSR 2021-2025

CAP to CEO	Avg CAP to Other NEOs	PNR TSR	Peer TSR
As reflected in the tables above, we believe the Compensation Actually Paid to our NEOs has a high degree of correlation to our Company’s performance.

Compensation Actually Paid vs. Company Selected Measure	CAP Versus Net Income & Adjusted Operating Income 2021-2025

CAP to CEO	Avg CAP to Other NEOs	Net Income	Adjusted Operating Income

Tabular List, Table
The four measures listed below represent the most important measures used to link compensation actually paid to the NEOs, for fiscal year 2025, with our performance, as further described in the CD&A.

Most Important Measures for Linking Pay and Performance
Measure 1 -	Company-Wide Adjusted Operating Income
Measure 2 -	Adjusted EPS
Measure 3 -	ROIC
Measure 4 -	Total Shareholder Return (“TSR”)
While not a metric used in our short and long-term plans, we are including TSR. A sizable amount of the variability of compensation actually paid depends on the value of equity awards, which is based on the Company’s stock price.

Total Shareholder Return Amount	$ 209.48	200.41	143.15	87.20	139.24
Peer Group Total Shareholder Return Amount	200.35	168.50	134.45	103.08	127.89
Net Income (Loss)	$ 653,800,000	$ 625,400,000	$ 622,700,000	$ 480,900,000	$ 553,000,000
Company Selected Measure Amount	1,053,500,000	959,200,000	855,100,000	767,700,000	685,900,000
PEO Name	John Stauch	John Stauch	John Stauch	John Stauch	John Stauch
Adjustment to PEO and Non-PEO NEO Compensation, Footnote	To calculate Compensation Actually Paid, adjustments were made to the “Total Compensation” reported in the SCT for the change in pension value and the value of equity awards, as follows:
2025 Adjustments

Adjustments	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	11,374,255	2,844,203
Adjustments for defined benefit and actuarial pension plans(a):	(1,164,571)	—
Less, aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,605,908	—
Plus, service cost	441,337	—
Adjustments for stock and option awards:	4,289,550	763,618
Less, value of “Stock Awards” and “Option Awards” reported in SCT	6,800,005	1,512,512
Plus, year-end fair value of outstanding and unvested equity awards granted in fiscal year 2025	9,287,109	1,891,945
Plus, the difference between the fair value of equity awards from the end of fiscal year 2024 to the end of fiscal year 2025 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	843,163	183,508
Plus, the change in fair value from the end of fiscal year 2024 to the vesting date for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2025	959,283	200,677
Compensation Actually Paid (as calculated) (b) (c)	14,499,234	3,607,821
(a)For 2025, none of the Other NEOs participated in a pension plan.
(b)Compensation actually paid is calculated in accordance with the SEC methodology.
(c)Fair value of equity awards is computed in accordance with ASC 718. Assumptions used in the calculation of these amounts are included in note 13 to our audited financial statements for the year ended December 31, 2025 included in our Annual Report on Form 10-K filed with the SEC on February 24, 2026 and are adjusted for factors such as expected payout on performance share units and expected life for stock options as of the respective measurement dates.

Measure:: 1
Pay vs Performance Disclosure
Name	Company-Wide Adjusted Operating Income
Non-GAAP Measure Description	Our company selected metric is company-wide adjusted operating income. Refer to Appendix A for GAAP to Non GAAP Reconciliation.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
PEO | Adjustment to Compensation For Pension Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Subtotal	$ (1,164,571)
PEO | Adjustment To Compensation For Change In Pension Value From S C T [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,605,908)
PEO | Adjustment to Compensation For Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	441,337
PEO | Adjustment To Compensation For Equity Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Subtotal Awards	4,289,550
PEO | Equity Awards Deduction Of S C T Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,800,005)
PEO | Equity Awards Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,287,109
PEO | Equity Awards Change In Value Of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	843,163
PEO | Equity Awards Change In Value Of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	959,283
Non-PEO NEO | Adjustment To Compensation For Equity Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Subtotal Awards	763,618
Non-PEO NEO | Equity Awards Deduction Of Average S C T Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,512,512)
Non-PEO NEO | Equity Awards Average Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,891,945
Non-PEO NEO | Equity Awards Change In Average Value Of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,508
Non-PEO NEO | Equity Awards Change In Average Value Of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 200,677